UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06142
THE JAPAN EQUITY FUND, INC.
(Exact name of registrant as specified in charter)
c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey		07302
(Address of principal executive offices)		(Zip code)

John J. O’Keefe The Japan Equity Fund, Inc. c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(201) 915-3054

Date of fiscal year end:	October 31, 2005

Date of reporting period:	July 31, 2005

Item 1. Schedule of Investments. – The schedule of investments for the three-month period ended July 31, 2005 is filed herewith.

The Japan Equity Fund, Inc.

Portfolio of Investments

July 31, 2005 (unaudited)

COMMON STOCKS—97.86%

Shares		Value
Banks—9.32%
362	Mitsubishi Tokyo Financial Group Inc.	3,042,450
45,000	Mitsui Trust Holdings, Inc.	455,930
400	Mizuho Financial Group, Inc.	1,805,556
31	Sapporo Hokuyo Holdings, Inc.	234,598
80,000	The Bank of Fukuoka, Ltd.	460,114
170,000	The Bank of Yokohama, Ltd.	965,634
300,000	The Sumitomo Trust & Banking Co., Ltd.	1,850,962
		8,815,244
Chemicals—7.51%
70,000	Asahi Organic Chemicals Industry Co., Ltd.	247,418
50,000	Hitachi Chemical Co., Ltd.	860,488
46,000	Kao Corp.	1,052,528
42,000	Nitto Denko Corp.	2,310,897
37,000	Shin-Etsu Chemical Co., Ltd.	1,403,312
153,000	Tokuyama Corp.	1,231,410
		7,106,053
Communication—5.38%
200	KDDI Corp.	965,100
660	NTT Corp.	2,861,645
540	NTT DoCoMo, Inc.	836,538
5,000	Otsuka Corp.	431,802
		5,095,085
Construction—2.96%
90,000	Daiwa House Industry Co., Ltd.	1,012,019
250,000	Maeda Corp.	1,408,921
80,000	Shimizu Corp.	381,766
		2,802,706
Electric Appliances—13.84%
7,000	Canon Inc.	346,510
24,100	Enplas Corp.	641,551
11,000	Fanuc Ltd.	783,476
10,000	Hirose Electric Co., Ltd.	1,039,886
2,300	Keyence Corp.	552,475
191,000	Matsushita Electric Industrial Co., Ltd.	3,115,313
26,000	Murata Manufacturing Co., Ltd.	1,259,259
41,000	Neomax Co., Ltd.	870,593
160,000	Sharp Corp.	2,424,501
50	Sumida Corp.	910
30,000	TDK Corp.	2,061,966
		13,096,440
Electric Power & Gas—3.96%
25,000	Hokuriku Electric Power Co.	506,366
33,000	Kyushu Electric Power Co., Inc.	711,004
50,000	Tohoku Electric Power Co., Inc.	1,097,311
60,000	Tokyo Electric Power Co., Inc.	1,436,966
		3,751,647
Foods—0.92%
88,000	Fuji Oil Co., Ltd.	871,225

Glass & Ceramic Products—1.52%
45,000	Asahi Glass Co., Ltd.	435,096
18,000	Nichiha Corp.	263,622
180,000	Nippon Sheet Glass Co., Ltd.	743,590
		1,442,308
Insurance—3.51%
260,000	Aioi Insurance Co., Ltd.	1,238,426
100,000	Mitsui Sumitomo Insurance Co., Ltd.	889,423
240,000	Nissay Dowa General Insurance Co., Ltd.	1,196,581
		3,324,430
Iron & Steel—1.44%
540,000	Nippon Steel Corp.	1,365,385

Land Transportation—2.55%
275	East Japan Railway Co.	1,351,496
275,000	Fukuyama Transporting Co., Ltd.	1,057,692
		2,409,188
Machinery—6.01%
11,000	Disco Corp.	476,941
100,000	Komatsu Ltd.	944,623
51,400	Miura Co., Ltd.	1,084,562
22,100	Shinkawa Ltd.	418,113
19,200	SMC Corp.	2,182,906
26,000	THK Co., Ltd.	576,389
		5,683,534
Marine Transportation—1.35%
220,000	Nippon Yusen Kabushiki Kaisha	1,275,107

Non-Ferrous Metals—2.92%
341,000	Mitsui Mining & Smelting Co., Ltd.	1,639,423
100,000	Sumitomo Electric Industries, Ltd.	1,122,685
		2,762,108
Other Financing Business—3.17%
63,000	Hitachi Capital Corp.	1,228,365
12,000	Orix Corp.	1,775,641
		3,004,006
Other Products—0.65%
28,000	Bandai Co., Ltd.	612,001

Pharmaceutical—3.90%
28,000	Astellas Pharma Inc.	912,393
33,300	Eisai Co., Ltd.	1,135,497
32,000	Takeda Pharmaceutical Co., Ltd.	1,638,177
		3,686,067
Precision Instruments—2.29%
10,300	Hoya Corp.	1,270,994
32,000	Terumo Corp.	897,436
		2,168,430
Real Estate—1.21%
100,000	Mitsui Fudosan Co., Ltd.	1,140,491

Retail Trade—6.01%
12,000	Ito-Yokado Co., Ltd.	399,573
20,000	Marui Co., Ltd.	293,447
13,000	Nitori Co., Ltd.	899,306
3,100	Plenus Co., Ltd.	102,119
15,200	Shimamura Co., Ltd.	1,227,422

34,000	Sundrug Co., Ltd.	1,425,748
20,000	Yamada Denki Co., Ltd.	1,130,698
7,600	York-Benimaru Co., Ltd.	211,788
		5,690,101
Textile & Apparel—2.71%
50,000	Kuraray Co., Ltd.	448,718
225,000	Teijin Ltd.	1,027,644
26,000	World Co., Ltd.	1,083,333
		2,559,695
Transportation Equipment—12.52%
42,000	Aisin Seiki Co., Ltd.	985,310
18,000	Denso Corp.	435,096
55,000	Honda Motor Co., Ltd.	2,830,306
360,000	Mazda Motor Corp.	1,439,103
32,000	NOK Corp.	814,815
80	Tachi-S Co., Ltd.	917
40,000	Tokai Rika Co., Ltd.	687,322
123,000	Toyota Motor Corp.	4,654,113
		11,846,982
Wholesale Trade—2.21%
50,000	Mitsubishi Corp.	714,922
163,000	Sumitomo Corp.	1,375,748
		2,090,670

Total Common Stocks (Cost—$84,193,060)		92,598,903

SHORT-TERM INVESTMENTS—0.08%

Principal Amount (000)			Value
U.S. DOLLAR TIME DEPOSIT—0.08%
77	Bank of New York Time Deposit, 0.05%, due 8/1/05
	(Cost—$77,081)		77,081

Total Investments—97.94% (Cost—$84,270,141)			92,675,984

Other assets less liabilities—2.06%			1,952,421

NET ASSETS
	(Applicable to 14,420,917 shares of capital stock outstanding; equivalent to $6.56 per share)	100.00%	$94,628,405

Item 2. Controls and Procedures.

a)              The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

b)             There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)          Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30-a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Japan Equity Fund, Inc.

By	\s\John J. O’Keefe
John J. O’Keefe, Vice President & Treasurer

Date: August 12, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\John J. O’Keefe	Date: August 12, 2005
John J. O’Keefe, Vice President & Treasurer

\s\ Hiroshi Kimura		Date: August 12, 2005
Hiroshi Kimura, Chairman